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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [ ]; Amendment Number:
                                               --------
This Amendment (Check only one.):   [ ] is a restatement
                                    [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Legacy Capital Management
Address:   3741 Douglas Blvd. Suite 320
           Roseville, CA 95661

Form 13F File Number: 28-12424
                          ------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    James F. McCarthy IV
Title:   Chief Compliance Officer
Phone:   916-783-6200

Signature, Place, and Date of Signing:


James F McCarthy          Roseville, CA        May 18, 2012
---------------------  --------------------   --------------
(Signature)              (City, State)            (Date)



Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
                                        ------------------
Form 13F Information Table Entry Total:       59
                                        ------------------
Form 13F Information Table Value Total:      31,443
                                        ------------------
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
Column 1	Column 2	Column 3	Column 4	Column 5			Column 6Column 7Column 8
Name of Issuer	Title of 	Cusip		Value	SHARES/	SH/PRN	PUT/	INVSTMT	OTHER	VOTING	AUTH
		Class		 		(X$1000)	PRN AMT	CALL	DSCRETN	MANAGERSSOLE	SHARED	NONE
20+ yr Treasury Bond	COM	464287432	107	956	SH		SOLE		956
Aaron's Inc.		COM	002535300	625	24155	SH		SOLE		24155
Abbott Laboratories	COM	002824100	1,821	29713	SH		SOLE		29713
Adobe Systems Inc.	COM	00724F101	11	340	SH		SOLE		340
Ameriprise Financial	COM	03076c106	434	7605	SH		SOLE		7605
Apple Computer Inc.	COM	037833100	139	232	SH		SOLE		232
Archer Daniels Midland	COM	039483102	6	200	SH		SOLE		200
Avnet Inc		COM	053807103	1,187	32640	SH		SOLE		32640
Baker Hughes Inc.	COM	057224107	702	16745	SH		SOLE		16745
Broadcom Corporation	COM	111320107	456	11610	SH		SOLE		11610
Celgene Corp.		COM	151020104	1,444	18640	SH		SOLE		18640
Cisco Systems Inc.	COM	17275R102	41	1944	SH		SOLE		1944
Cliffs Natural ResourcesCOM	18683K101	383	5540	SH		SOLE		5540
Clorox Company		COM	189054109	137	2000	SH		SOLE		2000
Deere & Co.		COM	244199105	817	10110	SH		SOLE		10110
Direct TV		COM	25490A101	900	18245	SH		SOLE		18245
DuPont de Nemour	COM	263534109	800	15130	SH		SOLE		15130
EMC Corporation		COM	268648102	516	17275	SH		SOLE		17275
Eaton Corporation	COM	278058102	832	16705	SH		SOLE		16705
Exxon Mobil Corporati	COM	30231G102	790	9119	SH		SOLE		9119
General Electric Co	COM	369604103	886	44174	SH		SOLE		44174
HCP Inc.		COM	40414L109	198	5040	SH		SOLE		5040
Helmerich & Payne, Inc.	COM	423452101	356	6605	SH		SOLE		6605
Hewlett-Packard Co	COM	428236103	1,532	64315	SH		SOLE		64315
Home Depot Inc.		COM	437076102	10	200	SH		SOLE		200
Hospira Inc		COM	441060100	512	13700	SH		SOLE		13700
Intel Corporation	COM	458140100	60	2154	SH		SOLE		2154
JDA Software Group	COM	46612K108	274	10005	SH		SOLE		10005
JPMorgan Chase & Co	COM	46625H100	124	2700	SH		SOLE		2700
Johnson & Johnson	COM	478160104	718	10890	SH		SOLE		10890
Kimberly-Clark Corp.	COM	494368103	129	1750	SH		SOLE		1750
Kohls Corporation	COM	500255104	2	40	SH		SOLE		40
Lincoln National Corp.	COM	534187109	222	8430	SH		SOLE		8430
McDonalds Corporatio	COM	580135101	16	170	SH		SOLE		170
Merck & Co. Inc.	COM	58933Y105	1,375	35813	SH		SOLE		35813
MetLife Inc.		COM	59156R108	1,059	28375	SH		SOLE		28375
Microsemi Corporation	COM	595137100	229	10715	SH		SOLE		10715
Microsoft Corporation	COM	594918104	1,601	49653	SH		SOLE		49653
Mosaic Co.		COM	61945C103	393	7125	SH		SOLE		7125
National Oilwell Varco	COM	637071101	419	5275	SH		SOLE		5275
NetGear Inc.		COM	64111Q104	103	2705	SH		SOLE		2705
Newmont Mining Corp.	COM	651639106	1,136	22175	SH		SOLE		22175
Norfolk Southern Corp.	COM	655844108	761	11565	SH		SOLE		11565
Occidental Petroleum	COM	674599105	38	400	SH		SOLE		400
Parker-Hannifin Corp	COM	701094104	830	9825	SH		SOLE		9825
Peabody Energy Corp.	COM	704549104	334	11535	SH		SOLE		11535
Pfizer Inc.		COM	717081103	51	2265	SH		SOLE		2265
ProShares Short S&P 500	COM	74347R503	1,420	39720	SH		SOLE		39720
Procter & Gamble Co.	COM	742718109	299	4450	SH		SOLE		4450
SPDR Gold Trust		COM	78463V107	1,710	10550	SH		SOLE		10550
Shaw Communications	COM	82028K200	204	9670	SH		SOLE		9670
St. Jude Medical Inc	COM	790849103	823	18580	SH		SOLE		18580
Stericycle Inc.		COM	858912108	11	132	SH		SOLE		132
T Rowe Price Group Inc	COM	74144T108	348	5332	SH		SOLE		5332
Tupperware Brands	COM	899896104	446	7035	SH		SOLE		7035
United Therapeutics	COM	91307C102	196	4165	SH		SOLE		4165
Vodafone Group PLC	COM	92857W209	48	1750	SH		SOLE		1750
Whiting Petroleum	COM	966387102	298	5500	SH		SOLE		5500
World Acceptance	COM	981419104	98	1615	SH		SOLE		1615